VIP4 P1_P2_P4 10/16

Supplement Dated OCTOBER 17, 2016

To the prospectuses dated May 1, 2016 of

Franklin Growth and Income VIP Fund

Franklin High Income VIP Fund

(each, a series of Franklin Templeton Variable Insurance Products Trust)

Effective October 17, 2016, the prospectuses are amended as follows:

       I.            The “Fund Summary – Annual Fund Operating Expenses” table on page FGI-S1 in the Franklin Growth and Income VIP Fund’s Class 1 prospectus is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	0.63%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.08%
Total annual Fund operating expenses	0.71%
Fee waiver and/or expense reimbursement[2]	-0.07%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.64%

1. Management fees and other expenses have been restated to reflect increased fees due to a decline in the assets of the Fund as a result of shareholder redemptions.

2.   The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.64% until April 30, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

    II.            The “Fund Summary – Example” table on page FGI-S1 in the Franklin Growth and Income VIP Fund’s Class 1 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 1	$65	$220	$388	$876

 III.            The “Fund Summary – Annual Fund Operating Expenses” table on page FH-S1 in the Franklin High Income VIP Fund’s Class 1 prospectus is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	0.63%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.30%
Total annual Fund operating expenses	0.93%
Fee waiver and/or expense reimbursement[2]	-0.27%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.66%

1. Management fees and other expenses have been restated to reflect increased fees due to a decline in the assets of the Fund as a result of shareholder redemptions.

2.   The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.66% until April 30, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

    IV.            The “Fund Summary – Example” table on page FH-S1 in the Franklin High Income VIP Fund’s Class 1 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 1	$67	$269	$488	$1,118

    V.            The end of the second to last paragraph in the “Fund Details – Franklin Growth and Income VIP Fund – Management” section on page FGI-D7 in the Franklin Growth and Income VIP Fund’s Class 1 prospectus is revised to add the following:

Advisers has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b 1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed (and could be less than) 0.64% until April 30, 2018.

 VI.            The end of the second to last paragraph in the “Fund Details – Franklin High Income VIP Fund – Management” section on page FH-D9 in the Franklin High Income VIP Fund’s Class 1 prospectus is revised to add the following:

Advisers has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b 1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed (and could be less than) 0.66% until April 30, 2018.

VII.            The “Fund Summary – Annual Fund Operating Expenses” table on page FGI-S1 in the Franklin Growth and Income VIP Fund’s Class 2 prospectus is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.08%
Total annual Fund operating expenses	0.96%
Fee waiver and/or expense reimbursement[2]	-0.07%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.89%

1. Management fees and other expenses have been restated to reflect increased fees due to a decline in the assets of the Fund as a result of shareholder redemptions.

2.   The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.64% until April 30, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

VIII.            The “Fund Summary – Example” table on page FGI-S1 in the Franklin Growth and Income VIP Fund’s Class 2 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 2	$91	$299	$524	$1,172

 IX.            The “Fund Summary – Annual Fund Operating Expenses” table on page FH-S1 in the Franklin High Income VIP Fund’s Class 2 prospectus is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.30%
Total annual Fund operating expenses	1.18%
Fee waiver and/or expense reimbursement[2]	-0.27%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.91%

1. Management fees and other expenses have been restated to reflect increased fees due to a decline in the assets of the Fund as a result of shareholder redemptions.

2.   The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.66% until April 30, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

      X.            The “Fund Summary – Example” table on page FH-S1 in the Franklin High Income VIP Fund’s Class 2 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 2	$93	$348	$623	$1,408

 XI.            The end of the second to last paragraph in the “Fund Details – Franklin Growth and Income VIP Fund – Management” section on page FGI-D7 in the Franklin Growth and Income VIP Fund’s Class 2 prospectus is revised to add the following:

Advisers has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b 1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed (and could be less than) 0.64% until April 30, 2018.

XII.            The end of the second to last paragraph in the “Fund Details – Franklin High Income VIP Fund – Management” section on page FH-D9 in the Franklin High Income VIP Fund’s Class 2 prospectus is revised to add the following:

Advisers has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b 1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed (and could be less than) 0.66% until April 30, 2018.

XIII.            The “Fund Summary – Annual Fund Operating Expenses” table on page FH-S1 in the Franklin High Income VIP Fund’s Class 4 prospectus is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees[1]	0.63%
Distribution and service (12b-1) fees	0.35%
Other expenses[1]	0.30%
Total annual Fund operating expenses	1.28%
Fee waiver and/or expense reimbursement[2]	-0.27%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.01%

1. Management fees and other expenses have been restated to reflect increased fees due to a decline in the assets of the Fund as a result of shareholder redemptions.

2.   The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.66% until April 30, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

XIV.            The “Fund Summary – Example” table on page FH-S1 in the Franklin High Income VIP Fund’s Class 4 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 4	$103	$379	$676	$1,522

XV.            The end of the second to last paragraph in the “Fund Details – Franklin High Income VIP Fund – Management” section on page FH-D9 in the Franklin High Income VIP Fund’s Class 4 prospectus is revised to add the following:

Advisers has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b 1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed (and could be less than) 0.66% until April 30, 2018.

Please keep this supplement with your prospectus for future reference.